Business Segment Data - Summary of Selected Business Segment Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Total revenues	$ 226,460	$ 245,493	$ 236,564	$ 190,828	$ 152,282	$ 153,515	$ 147,045	$ 122,181	$ 899,345	$ 575,023	$ 396,868
Adjusted EBITDA									647,733	394,856	287,992
Segment assets	4,593,547				2,829,161				4,593,547	2,829,161
Total cash expenditures for additions to long-lived assets									1,869,133	468,447	636,686
Operating Segments [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA									653,877	420,088	311,439
Operating Segments [Member] | MRD [Member]
Segment Reporting Information [Line Items]
Total revenues									405,286	231,558	138,814
Adjusted EBITDA									343,976	197,903	132,105
Segment assets	1,632,313				1,281,134				1,632,313	1,281,134
Total cash expenditures for additions to long-lived assets									521,038	267,870	249,526
Operating Segments [Member] | MEMP [Member]
Segment Reporting Information [Line Items]
Total revenues									494,105	343,616	258,423
Adjusted EBITDA									309,901	222,185	179,334
Segment assets	2,930,559				1,552,307				2,930,559	1,552,307
Total cash expenditures for additions to long-lived assets									1,348,095	200,577	387,160
Other, Adjustments & Eliminations [Member]
Segment Reporting Information [Line Items]
Total revenues									(46)	(151)	(369)
Adjusted EBITDA									(6,144)	(25,232)	(23,447)
Segment assets	$ 30,675				$ (4,280)				$ 30,675	$ (4,280)